Note 14 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Net	$ 1,219	$ 1,319
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0